Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Finance Lease Receivables [Abstract]
Finance Lease Receivables

Finance lease receivables as of December 31, 2017 and 2018 are as follows and included in current and non-current trade and other receivables, net, in the consolidated statements of financial position:

		2017			2018
		Minimum lease payments	Present value of minimum lease payments		Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	49,542		13,067	124,918	84,688
1 ~ 5 years		381,181		203,990	467,518	223,622
More than 5 years		1,398,449		645,564	1,333,016	675,036

	￦	1,829,172		862,621	1,925,452	983,346

Allowance for doubtful accounts				—		(1,133)

			￦	862,621		982,213

Changes in the allowance for doubtful accounts of finance lease receivables

There are no impaired finance lease receivables as of December 31, 2016 and 2017, and changes in the allowance for doubtful accounts of finance lease receivables for the year ended December 31, 2018 are as follows:

	2018
	In millions of won
Beginning balance	￦	—
Bad debt expense		1,133
Write-off		—
Other		—

Ending balance	￦	1,133